Equity - Dividends and Other Comprehensive Loss - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Minimum mandatory dividend rate as a percent of net income	0.10%
Change in fair value of cash flow hedges recognized in comprehensive income, net of tax	R$ 159,261	R$ 153,969